Other assets - Narrative (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 39,413,000	$ 18,545,000
Restricted cash and cash equivalents for vessels under construction	0	66,452,000
Other current assets	8,180,000	$ 60,931,000
Restricted cash, special capital use	3,300,000
Restricted cash, asset held for sale	$ 4,900,000